UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

Mitchell T.G. Graye

President and Chief Executive Officer

Great-West Funds, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2013

ITEM 1.	REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Profile II Funds (Initial Class and Class L)

Annual Report

December 31, 2013

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of the Funds, which includes details as to offering price and other information.

Great-West Conservative Profile II Fund

Management Discussion

2013 was a banner year for stocks. The S&P 500® Index gained 32.39%, its best showing since 1997. The 2013 gains easily outpaced the gains of the recession rebound years of 2003 and 2009. While much of the market gains were driven by expanding price multiples, earnings growth was also a contributing factor.

Although U.S. equity markets didn’t quite move up in a straight line in 2013, it sometimes felt as if they did. One significant pullback began in May, when the Federal Reserve signaled to financial markets that they intended to scale back their bond-buying program over time. This scaling back of the Federal Reserve’s asset purchases is known colloquially as the Federal Reserve’s “Taper.” Although everyone certainly knew that the Federal Reserve’s unprecedented stimulus measures would not last forever, equity markets sold off on the Taper talk. By July, however, markets had recovered and the S&P 500® Index was again logging all-time highs.

By August, Taper fears had begun to resurface and, along with concerns regarding the then-likely U.S. intervention in the ongoing Syria conflict, again pushed equity markets lower. The Federal Reserve had been widely expected to announce the inception of its Taper program at the September 18 FOMC meeting, but elected to punt the decision until later in the year, driving markets to fresh all-time highs. The actual Taper announcement came three months later on December 18, and the removal of this market uncertainty sent equity markets broadly higher.

One macro element with a surprisingly muted impact on financial markets in 2013 was the political environment. The political infighting also seemed to hit all-time highs in 2013, culminating in the October shutdown of the U.S. federal government. The debt-ceiling was soon lumped in with the budget crisis and the word “default” began to creep into the mainstream media reports. Despite this, markets largely shrugged it off.

Outside of the U.S., stock markets also posted big gains, but less than what we’ve experienced on the domestic side. The MSCI EAFE® Index, which measures the performance of non-U.S. developed equity markets (primarily in Europe and developed Asia) logged a return of 22.78% for the year. Emerging markets was the one real laggard among the major equity asset classes with the MSCI Emerging Markets Index returning -2.60% on the year.

On the other side of Wall Street, however, bond investors consider 2013 as a year they would like to forget. The Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed income market returned -2.02% in 2013, its first loss since 1999. Bond prices, which move inversely with interest rates, declined broadly upon the signaling of the Federal Reserve’s Taper as interest rates started to creep up. Yields on the 10-year Treasury touched a low of 1.63% in May. By early July, rates had spiked over 100 basis points to 2.73% and they closed the year at 3.04%.

While the drop in bond prices was certainly not a welcome event for investors, it does have some benefits. One downside to ultra-low interest rates is just that—one earns ultra-low rates of interest for holding the securities. Bond funds will now: (a) reinvest their cash flows at higher rates of interest, and (b) roll over maturing bonds into higher yielding bonds. In the long-run this will likely be a positive development for the return profiles of fixed income funds.

One should note that all bonds are not created equal, and that, outside of core fixed income categories, certain types of bonds held up well in 2013. Shorter-term bonds, as measured by the Barclays U.S. Government/Credit 1-3 Year Index managed to eke out a small gain of 0.64%. Also, high yield bonds, as measured by the performance of the Barclays U.S. Corporate High Yield Index posted a respectable 7.44% return, aided by the compression of interest rate spreads.

Finally, real estate, which was the standout performer in 2012 was a laggard in 2013 with the FTSE NAREIT All Equity REITs Index posting a gain of only 2.86% for the year. The change from leader to laggard in the span of one year demonstrates the need for diversification across the various asset classes in investment portfolios.

For the annual period ended December 31, 2013, the Great-West Conservative Profile II Fund (Initial Class shares) returned 7.68%, relative to 33.06% for the Wilshire 5000 Index and -2.02% for the Barclays U.S. Aggregate Bond Index. The Fund outperformed its composite benchmark by 0.98% (composite benchmark return was 6.70%).

Driving these returns was strong performance in a number of key underlying funds, including Great-West MFS International Value, Great-West Templeton Global Bond, and Great-West U.S. Government Mortgage Securities.

The views and opinions in this report were current as of December 31, 2013 and are subject to change at any  time. They are not guarantees of performance or investment results and should not be taken as investment  advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Initial Class)	Composite Index*	Wilshire 5000 Index	Barclays Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2004	10,710.00	10,610.41	11,248.00	10,433.90
2005	11,172.67	11,002.33	11,965.62	10,687.34
2006	12,066.49	11,849.75	13,852.60	11,150.10
2007	12,753.07	12,638.09	14,631.12	11,927.26
2008	11,009.72	11,028.07	9,183.95	12,552.25
2009	13,267.82	12,646.34	11,783.01	13,296.60
2010	14,464.58	13,754.46	13,804.98	14,166.20
2011	14,651.17	14,206.01	13,940.26	15,276.83
2012	15,984.43	15,306.54	16,179.07	15,919.98
2013	17,211.55	16,324.12	21,528.06	15,597.81

*The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced monthly to account for the Fund’s target asset allocations: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; for bonds, the Barclays U.S. Aggregate Bond Index and the Barclays 1-3 Year Credit Bond Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 was not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note:  Performance for the Class L shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2013

	One Year	Five Years	Ten Years/Since Inception
Initial Class	7.68%	9.35%	5.58%
Class L	7.43%	--	5.94%*

*Since inception on July 29, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2013

Asset Class	% of Fund Investments
Bond	47.44%
International Equity	6.53%
Large Cap Equity	11.05%
Mid Cap Equity	5.26%
Real Estate Equity	4.99%
Small Cap Equity	2.26%
Fixed Interest Contract	22.47%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2013 to December 31, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (06/29/13)	Ending Account Value (12/31/13)	Expenses Paid During Period* (06/29/13 - 12/31/13)
Initial Class
Actual	$1,000.00	$1,050.70	$4.31

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.28	$4.24

Class L
Actual	$1,000.00	$1,049.70	$5.64

Hypothetical
(5% return before expenses)	$1,000.00	$1,019.98	$5.55

*Expenses are equal to the Fund’s annualized expense ratio of 0.83% for the Initial Class shares and 1.08% for the Class L shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.73%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderately Conservative Profile II Fund

Management Discussion

2013 was a banner year for stocks. The S&P 500® Index gained 32.39%, its best showing since 1997. The 2013 gains easily outpaced the gains of the recession rebound years of 2003 and 2009. While much of the market gains were driven by expanding price multiples, earnings growth was also a contributing factor.

Although U.S. equity markets didn’t quite move up in a straight line in 2013, it sometimes felt as if they did. One significant pullback began in May, when the Federal Reserve signaled to financial markets that they intended to scale back their bond-buying program over time. This scaling back of the Federal Reserve’s asset purchases is known colloquially as the Federal Reserve’s “Taper.” Although everyone certainly knew that the Federal Reserve’s unprecedented stimulus measures would not last forever, equity markets sold off on the Taper talk. By July, however, markets had recovered and the S&P 500® Index was again logging all-time highs.

By August, Taper fears had begun to resurface and, along with concerns regarding the then-likely U.S. intervention in the ongoing Syria conflict, again pushed equity markets lower. The Federal Reserve had been widely expected to announce the inception of its Taper program at the September 18 FOMC meeting, but elected to punt the decision until later in the year, driving markets to fresh all-time highs. The actual Taper announcement came three months later on December 18, and the removal of this market uncertainty sent equity markets broadly higher.

One macro element with a surprisingly muted impact on financial markets in 2013 was the political environment. The political infighting also seemed to hit all-time highs in 2013, culminating in the October shutdown of the U.S. federal government. The debt-ceiling was soon lumped in with the budget crisis and the word “default” began to creep into the mainstream media reports. Despite this, markets largely shrugged it off.

Outside of the U.S., stock markets also posted big gains, but less than what we’ve experienced on the domestic side. The MSCI EAFE® Index, which measures the performance of non-U.S. developed equity markets (primarily in Europe and developed Asia) logged a return of 22.78% for the year. Emerging markets was the one real laggard among the major equity asset classes with the MSCI Emerging Markets Index returning -2.60% on the year.

On the other side of Wall Street, however, bond investors consider 2013 as a year they would like to forget. The Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed income market returned -2.02% in 2013, its first loss since 1999. Bond prices, which move inversely with interest rates, declined broadly upon the signaling of the Federal Reserve’s Taper as interest rates started to creep up. Yields on the 10-year Treasury touched a low of 1.63% in May. By early July, rates had spiked over 100 basis points to 2.73% and they closed the year at 3.04%.

While the drop in bond prices was certainly not a welcome event for investors, it does have some benefits. One downside to ultra-low interest rates is just that—one earns ultra-low rates of interest for holding the securities. Bond funds will now: (a) reinvest their cash flows at higher rates of interest, and (b) roll over maturing bonds into higher yielding bonds. In the long-run this will likely be a positive development for the return profiles of fixed income funds.

One should note that all bonds are not created equal, and that, outside of core fixed income categories, certain types of bonds held up well in 2013. Shorter-term bonds, as measured by the Barclays U.S. Government/Credit 1-3 Year Index managed to eke out a small gain of 0.64%. Also, high yield bonds, as measured by the performance of the Barclays U.S. Corporate High Yield Index posted a respectable 7.44% return, aided by the compression of interest rate spreads.

Finally, real estate, which was the standout performer in 2012 was a laggard in 2013 with the FTSE NAREIT All Equity REITs Index posting a gain of only 2.86% for the year. The change from leader to laggard in the span of one year demonstrates the need for diversification across the various asset classes in investment portfolios.

For the annual period ended December 31, 2013, the Great-West Moderately Conservative Profile II Fund (Initial Class shares) returned 12.03%, relative to 33.06% for the Wilshire 5000 Index and -2.02% for the Barclays U.S. Aggregate Bond Index. The Fund outperformed its composite benchmark by 0.77% (composite benchmark return was 11.26%).

Driving these returns was strong performance in a number of key underlying funds, including Great-West MFS International Value, Great-West Templeton Global Bond, and Great-West U.S. Government Mortgage Securities.

The views and opinions in this report were current as of December 31, 2013 and are subject to change at any  time. They are not guarantees of performance or investment results and should not be taken as investment  advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Initial Class)	Composite Index*	Wilshire 5000 Index	Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2004	10,990.00	10,873.07	11,248.00	10,433.90
2005	11,654.90	11,445.47	11,965.62	10,687.34

2006	12,825.05	12,697.05	13,852.60	11,150.10
2007	13,671.50	13,560.09	14,631.12	11,927.26
2008	11,188.76	10,882.87	9,183.95	12,552.25
2009	13,660.35	12,840.09	11,783.01	13,296.60
2010	15,068.73	14,153.73	13,804.98	14,166.20
2011	15,065.72	14,462.16	13,940.26	15,276.83
2012	16,697.34	15,854.94	16,179.07	15,919.98
2013	18,706.12	17,632.55	21,528.06	15,597.81

*The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced monthly to account for the Fund’s target asset allocations: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; for bonds, the Barclays U.S. Aggregate Bond Index and the Barclays 1-3 Year Credit Bond Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 was not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note:  Performance for the Class L shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2013

	One Year	Five Years	Ten Years/Since Inception
Initial Class	12.03%	10.87%	6.48%
Class L	11.62%	--	7.83%*

*Since inception on July 29, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2013

Asset Class	% of Fund Investments
Bond	32.88%
International Equity	10.62
Large Cap Equity	17.89
Mid Cap Equity	8.55
Real Estate Equity	4.47
Small Cap Equity	3.70
Fixed Interest Contract	21.89
Total	100%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2013 to December 31, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (06/29/13)	Ending Account Value (12/31/13)	Expenses Paid During Period* (06/29/13 - 12/31/13)
Initial Class
Actual	$1,000.00	$1,072.90	$4.66

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.98	$4.55

Class L
Actual	$1,000.00	$1,071.20	$6.01

Hypothetical
(5% return before expenses)	$1,000.00	$1,019.68	$5.86

*Expenses are equal to the Fund’s annualized expense ratio of 0.88% for the Initial Class shares and 1.13% for the Class L shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.78%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderate Profile II Fund

Management Discussion

2013 was a banner year for stocks. The S&P 500® Index gained 32.39%, its best showing since 1997. The 2013 gains easily outpaced the gains of the recession rebound years of 2003 and 2009. While much of the market gains were driven by expanding price multiples, earnings growth was also a contributing factor.

Although U.S. equity markets didn’t quite move up in a straight line in 2013, it sometimes felt as if they did. One significant pullback began in May, when the Federal Reserve signaled to financial markets that they intended to scale back their bond-buying program over time. This scaling back of the Federal Reserve’s asset purchases is known colloquially as the Federal Reserve’s “Taper.” Although everyone certainly knew that the Federal Reserve’s unprecedented stimulus measures would not last forever, equity markets sold off on the Taper talk. By July, however, markets had recovered and the S&P 500® Index was again logging all-time highs.

By August, Taper fears had begun to resurface and, along with concerns regarding the then-likely U.S. intervention in the ongoing Syria conflict, again pushed equity markets lower. The Federal Reserve had been widely expected to announce the inception of its Taper program at the September 18 FOMC meeting, but elected to punt the decision until later in the year, driving markets to fresh all-time highs. The actual Taper announcement came three months later on December 18, and the removal of this market uncertainty sent equity markets broadly higher.

One macro element with a surprisingly muted impact on financial markets in 2013 was the political environment. The political infighting also seemed to hit all-time highs in 2013, culminating in the October shutdown of the U.S. federal government. The debt-ceiling was soon lumped in with the budget crisis and the word “default” began to creep into the mainstream media reports. Despite this, markets largely shrugged it off.

Outside of the U.S., stock markets also posted big gains, but less than what we’ve experienced on the domestic side. The MSCI EAFE® Index, which measures the performance of non-U.S. developed equity markets (primarily in Europe and developed Asia) logged a return of 22.78% for the year. Emerging markets was the one real laggard among the major equity asset classes with the MSCI Emerging Markets Index returning -2.60% on the year.

On the other side of Wall Street, however, bond investors consider 2013 as a year they would like to forget. The Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed income market returned -2.02% in 2013, its first loss since 1999. Bond prices, which move inversely with interest rates, declined broadly upon the signaling of the Federal Reserve’s Taper as interest rates started to creep up. Yields on the 10-year Treasury touched a low of 1.63% in May. By early July, rates had spiked over 100 basis points to 2.73% and they closed the year at 3.04%.

While the drop in bond prices was certainly not a welcome event for investors, it does have some benefits. One downside to ultra-low interest rates is just that—one earns ultra-low rates of interest for holding the securities. Bond funds will now: (a) reinvest their cash flows at higher rates of interest, and (b) roll over maturing bonds into higher yielding bonds. In the long-run this will likely be a positive development for the return profiles of fixed income funds.

One should note that all bonds are not created equal, and that, outside of core fixed income categories, certain types of bonds held up well in 2013. Shorter-term bonds, as measured by the Barclays U.S. Government/Credit 1-3 Year Index managed to eke out a small gain of 0.64%. Also, high yield bonds, as measured by the performance of the Barclays U.S. Corporate High Yield Index posted a respectable 7.44% return, aided by the compression of interest rate spreads.

Finally, real estate, which was the standout performer in 2012 was a laggard in 2013 with the FTSE NAREIT All Equity REITs Index posting a gain of only 2.86% for the year. The change from leader to laggard in the span of one year demonstrates the need for diversification across the various asset classes in investment portfolios.

For the annual period ended December 31, 2013, the Great-West Moderate Profile II Fund (Initial Class shares) returned 16.29%, relative to 33.06% for the Wilshire 5000 Index and -2.02% for the Barclays U.S. Aggregate Bond Index. The Fund outperformed its composite benchmark by 0.32% (composite benchmark return was 15.97%).

Driving these returns was strong performance in a number of key underlying funds, including Great-West MFS International Value, Great-West Templeton Global Bond, and Great-West U.S. Government Mortgage Securities.

The views and opinions in this report were current as of December 31, 2013 and are subject to change at any  time. They are not guarantees of performance or investment results and should not be taken as investment  advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Initial Class)	Composite Index*	Wilshire 5000 Index	Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2004	11,155.00	10,995.68	11,248.00	10,433.90
2005	11,866.69	11,640.22	11,965.62	10,687.34
2006	13,314.43	13,115.23	13,852.60	11,150.10
2007	14,275.73	14,029.61	14,631.12	11,927.26
2008	10,972.32	10,462.41	9,183.95	12,552.25
2009	13,652.86	12,654.19	11,783.01	13,296.60
2010	15,232.50	14,109.67	13,804.98	14,166.20
2011	15,072.56	14,226.32	13,940.26	15,276.83
2012	16,952.10	15,865.19	16,179.07	15,919.98
2013	19,714.29	18,392.04	21,528.06	15,597.81

*The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced monthly to account for the Fund’s target asset allocations: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; for bonds, the Barclays U.S. Aggregate Bond Index and the Barclays 1-3 Year Credit Bond Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 was not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note:  Performance for the Class L shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2013

	One Year	Five Years	Ten Years/Since Inception
Initial Class	16.29%	12.47%	7.04%
Class L	16.03%	--	9.71%*

*Since inception on July 29, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2013

Asset Class	% of Fund Investments
Bond	23.84%
International Equity	14.66%
Large Cap Equity	24.75%
Mid Cap Equity	11.82%

Real Estate Equity	3.99%
Small Cap Equity	5.07%
Fixed Interest Contract	15.87%
Total	100%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2013 to December 31, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (06/29/13)	Ending Account Value (12/31/13)	Expenses Paid During Period* (06/29/13 - 12/31/13)
Initial Class
Actual	$1,000.00	$1,095.60	$5.13

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.58	$4.95

Class L
Actual	$1,000.00	$1,094.00	$6.49

Hypothetical
(5% return before expenses)	$1,000.00	$1,019.28	$6.26

*Expenses are equal to the Fund’s annualized expense ratio of 0.96% for the Initial Class shares and 1.21% for the Class L shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.86%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderately Aggressive Profile II Fund

Management Discussion

2013 was a banner year for stocks. The S&P 500® Index gained 32.39%, its best showing since 1997. The 2013 gains easily outpaced the gains of the recession rebound years of 2003 and 2009. While much of the market gains were driven by expanding price multiples, earnings growth was also a contributing factor.

Although U.S. equity markets didn’t quite move up in a straight line in 2013, it sometimes felt as if they did. One significant pullback began in May, when the Federal Reserve signaled to financial markets that they intended to scale back their bond-buying program over time. This scaling back of the Federal Reserve’s asset purchases is known colloquially as the Federal Reserve’s “Taper.” Although everyone certainly knew that the Federal Reserve’s unprecedented stimulus measures would not last forever, equity markets sold off on the Taper talk. By July, however, markets had recovered and the S&P 500® Index was again logging all-time highs.

By August, Taper fears had begun to resurface and, along with concerns regarding the then-likely U.S. intervention in the ongoing Syria conflict, again pushed equity markets lower. The Federal Reserve had been widely expected to announce the inception of its Taper program at the September 18 FOMC meeting, but elected to punt the decision until later in the year, driving markets to fresh all-time highs. The actual Taper announcement came three months later on December 18, and the removal of this market uncertainty sent equity markets broadly higher.

One macro element with a surprisingly muted impact on financial markets in 2013 was the political environment. The political infighting also seemed to hit all-time highs in 2013, culminating in the October shutdown of the U.S. federal government. The debt-ceiling was soon lumped in with the budget crisis and the word “default” began to creep into the mainstream media reports. Despite this, markets largely shrugged it off.

Outside of the U.S., stock markets also posted big gains, but less than what we’ve experienced on the domestic side. The MSCI EAFE® Index, which measures the performance of non-U.S. developed equity markets (primarily in Europe and developed Asia) logged a return of 22.78% for the year. Emerging markets was the one real laggard among the major equity asset classes with the MSCI Emerging Markets Index returning -2.60% on the year.

On the other side of Wall Street, however, bond investors consider 2013 as a year they would like to forget. The Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed income market returned -2.02% in 2013, its first loss since 1999. Bond prices, which move inversely with interest rates, declined broadly upon the signaling of the Federal Reserve’s Taper as interest rates started to creep up. Yields on the 10-year Treasury touched a low of 1.63% in May. By early July, rates had spiked over 100 basis points to 2.73% and they closed the year at 3.04%.

While the drop in bond prices was certainly not a welcome event for investors, it does have some benefits. One downside to ultra-low interest rates is just that—one earns ultra-low rates of interest for holding the securities. Bond funds will now: (a) reinvest their cash flows at higher rates of interest, and (b) roll over maturing bonds into higher yielding bonds. In the long-run this will likely be a positive development for the return profiles of fixed income funds.

One should note that all bonds are not created equal, and that, outside of core fixed income categories, certain types of bonds held up well in 2013. Shorter-term bonds, as measured by the Barclays U.S. Government/Credit 1-3 Year Index managed to eke out a small gain of 0.64%. Also, high yield bonds, as measured by the performance of the Barclays U.S. Corporate High Yield Index posted a respectable 7.44% return, aided by the compression of interest rate spreads.

Finally, real estate, which was the standout performer in 2012 was a laggard in 2013 with the FTSE NAREIT All Equity REITs Index posting a gain of only 2.86% for the year. The change from leader to laggard in the span of one year demonstrates the need for diversification across the various asset classes in investment portfolios.

For the annual period ended December 31, 2013, the Great-West Moderately Aggressive Profile II Fund (Initial Class shares) returned 20.44%, relative to 33.06% for the Wilshire 5000 Index and -2.02% for the Barclays U.S. Aggregate Bond Index. The Fund outperformed its composite benchmark by 0.24% (composite benchmark return was 20.20%).

Driving these returns was strong performance in a number of key underlying funds, including Great-West MFS International Value, Great-West Templeton Global Bond, and Great-West U.S. Government Mortgage Securities.

The views and opinions in this report were current as of December 31, 2013 and are subject to change at any  time. They are not guarantees of performance or investment results and should not be taken as investment  advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Initial Class)	Composite Index*	Wilshire 5000 Index	Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2004	11,351.00	11,234.29	11,248.00	10,433.90
2005	12,239.78	12,048.51	11,965.62	10,687.34
2006	13,949.68	13,903.06	13,852.60	11,150.10
2007	14,987.54	14,874.36	14,631.12	11,927.26
2008	10,453.81	10,322.14	9,183.95	12,552.25
2009	13,478.09	12,775.60	11,783.01	13,296.60
2010	15,277.42	14,398.63	13,804.98	14,166.20
2011	14,956.59	14,385.28	13,940.26	15,276.83
2012	17,060.99	16,275.81	16,179.07	15,919.98
2013	20,547.63	19,557.40	21,528.06	15,597.81

*The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced monthly to account for the Fund’s target asset allocations: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; for bonds, the Barclays U.S. Aggregate Bond Index and the Barclays 1-3 Year Credit Bond Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 was not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note:  Performance for the Class L shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2013

	One Year	Five Years	Ten Years/Since Inception
Initial Class	20.44%	14.47%	7.47%
Class L	20.17%	--	11.54%*

*Since inception on July 29, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2013

Asset Class	% of Fund Investments
Bond	17.96%
International Equity	18.09%
Large Cap Equity	30.62%
Mid Cap Equity	14.59%
Real Estate Equity	3.48%
Small Cap Equity	6.28%
Fixed Interest Contract	8.98%
Total	100%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2013 to December 31, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (06/29/13)	Ending Account Value (12/31/13)	Expenses Paid During Period* (06/29/13 - 12/31/13)
Initial Class
Actual	$1,000.00	$1,114.20	$5.71

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.08	$5.45

Class L
Actual	$1,000.00	$1,113.60	$6.97

Hypothetical
(5% return before expenses)	$1,000.00	$1,018.88	$6.66

*Expenses are equal to the Fund’s annualized expense ratio of 1.05% for the Initial Class shares and 1.30% for the Class L shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.95%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Aggressive Profile II Fund

Management Discussion

2013 was a banner year for stocks. The S&P 500® Index gained 32.39%, its best showing since 1997. The 2013 gains easily outpaced the gains of the recession rebound years of 2003 and 2009. While much of the market gains were driven by expanding price multiples, earnings growth was also a contributing factor.

Although U.S. equity markets didn’t quite move up in a straight line in 2013, it sometimes felt as if they did. One significant pullback began in May, when the Federal Reserve signaled to financial markets that they intended to scale back their bond-buying program over time. This scaling back of the Federal Reserve’s asset purchases is known colloquially as the Federal Reserve’s “Taper.” Although everyone certainly knew that the Federal Reserve’s unprecedented stimulus measures would not last forever, equity markets sold off on the Taper talk. By July, however, markets had recovered and the S&P 500® Index was again logging all-time highs.

By August, Taper fears had begun to resurface and, along with concerns regarding the then-likely U.S. intervention in the ongoing Syria conflict, again pushed equity markets lower. The Federal Reserve had been widely expected to announce the inception of its Taper program at the September 18 FOMC meeting, but elected to punt the decision until later in the year, driving markets to fresh all-time highs. The actual Taper announcement came three months later on December 18, and the removal of this market uncertainty sent equity markets broadly higher.

One macro element with a surprisingly muted impact on financial markets in 2013 was the political environment. The political infighting also seemed to hit all-time highs in 2013, culminating in the October shutdown of the U.S. federal government. The debt-ceiling was soon lumped in with the budget crisis and the word “default” began to creep into the mainstream media reports. Despite this, markets largely shrugged it off.

Outside of the U.S., stock markets also posted big gains, but less than what we’ve experienced on the domestic side. The MSCI EAFE® Index, which measures the performance of non-U.S. developed equity markets (primarily in Europe and developed Asia) logged a return of 22.78% for the year. Emerging markets was the one real laggard among the major equity asset classes with the MSCI Emerging Markets Index returning -2.60% on the year.

On the other side of Wall Street, however, bond investors consider 2013 as a year they would like to forget. The Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed income market returned -2.02% in 2013, its first loss since 1999. Bond prices, which move inversely with interest rates, declined broadly upon the signaling of the Federal Reserve’s Taper as interest rates started to creep up. Yields on the 10-year Treasury touched a low of 1.63% in May. By early July, rates had spiked over 100 basis points to 2.73% and they closed the year at 3.04%.

While the drop in bond prices was certainly not a welcome event for investors, it does have some benefits. One downside to ultra-low interest rates is just that—one earns ultra-low rates of interest for holding the securities. Bond funds will now: (a) reinvest their cash flows at higher rates of interest, and (b) roll over maturing bonds into higher yielding bonds. In the long-run this will likely be a positive development for the return profiles of fixed income funds.

One should note that all bonds are not created equal, and that, outside of core fixed income categories, certain types of bonds held up well in 2013. Shorter-term bonds, as measured by the Barclays U.S. Government/Credit 1-3 Year Index managed to eke out a small gain of 0.64%. Also, high yield bonds, as measured by the performance of the Barclays U.S. Corporate High Yield Index posted a respectable 7.44% return, aided by the compression of interest rate spreads.

Finally, real estate, which was the standout performer in 2012 was a laggard in 2013 with the FTSE NAREIT All Equity REITs Index posting a gain of only 2.86% for the year. The change from leader to laggard in the span of one year demonstrates the need for diversification across the various asset classes in investment portfolios.

For the annual period ended December 31, 2013, the Great-West Aggressive Profile II Fund (Initial Class shares) returned 29.07%, relative to 33.06% for the Wilshire 5000 Index and -2.02% for the Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 0.30% (composite benchmark return was 29.37%).

Driving these returns was strong performance in a number of key underlying funds including Great-West MFS International Value and Great-West Small Cap Growth.

The views and opinions in this report were current as of December 31, 2013 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Initial Class)	Composite Index*	Wilshire 5000 Index	Dow Jones U.S. Select REIT Index
	10,000.00	10,000.00	10,000.00	10,000.00
2004	11,713.00	11,477.21	11,248.00	13,316.34
2005	12,763.66	12,458.81	11,965.62	15,156.61
2006	14,753.51	14,811.78	13,852.60	20,609.12
2007	15,837.89	15,851.10	14,631.12	16,991.19
2008	9,518.57	9,708.82	9,183.95	10,330.61
2009	12,661.61	12,548.44	11,783.01	13,270.25
2010	14,681.13	14,389.00	13,804.98	16,995.74
2011	14,029.29	14,002.29	13,940.26	18,587.85
2012	16,363.76	16,309.72	16,179.07	21,770.09
2013	21,120.57	21,094.07	21,528.06	22,034.77

*The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced monthly to account for the Fund’s target asset allocations: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 was not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note:  Performance for the Class L shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2013

	One Year	Five Years	Ten Years/Since Inception
Initial Class	29.07%	17.28%	7.76%
Class L	28.75%	--	14.78%*

*Since inception on July 29, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2013

Asset Class	% of Fund Investments
International Equity	25.27%
Large Cap Equity	42.68
Mid Cap Equity	20.36
Real Estate Equity	2.96
Small Cap Equity	8.73
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2013 to December 31, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (06/29/13)	Ending Account Value (12/31/13)	Expenses Paid During Period* (06/29/13 - 12/31/13)
Initial Class
Actual	$1,000.00	$1,155.40	$6.47

Hypothetical (5% return before expenses)	$1,000.00	$1,019.48	$6.06

Class L
Actual	$1,000.00	$1,155.00	$7.87

Hypothetical (5% return before expenses)	$1,000.00	$1,018.18	$7.37

*Expenses are equal to the Fund’s annualized expense ratio of 1.18% for the Initial Class shares and 1.43% for the Class L shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (1.08%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST CONSERVATIVE PROFILE II FUND

Schedule of Investments

As of December 31, 2013

Shares		Fair Value

BOND MUTUAL FUNDS
3,153,245	Great-West Federated Bond Fund Initial Class(a)	$32,951,410
2,649,256	Great-West Loomis Sayles Bond Fund Initial Class(a)	36,347,797
1,934,443	Great-West Putnam High Yield Bond Fund Initial Class(a)	16,520,140
2,522,294	Great-West Short Duration Bond Fund Initial Class(a)	26,156,186
4,642,012	Great-West Templeton Global Bond Fund Initial Class(a)	44,470,478
2,930,872	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)	34,584,295

TOTAL BOND MUTUAL FUNDS — 47.44% (Cost $193,100,909)		$191,030,306

EQUITY MUTUAL FUNDS
588,572	Great-West American Century Growth Fund Initial Class(a)	7,351,260
1,386,850	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	16,961,181
253,696	Great-West Invesco Small Cap Value Fund Initial Class(a)	3,026,593
109,851	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	3,028,578
687,337	Great-West MFS International Growth Fund Initial Class(a)	8,694,815
1,585,088	Great-West MFS International Value Fund Initial Class(a)	17,610,333

Shares			Fair Value

Equity Mutual Funds — (continued)
856,822		Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	$7,351,534
1,069,779		Great-West Putnam Equity Income Fund Initial Class(a)	14,902,016
2,010,782		Great-West Real Estate Index Fund Initial Class(a)	20,087,709
139,119		Great-West Small Cap Growth Fund Initial Class(a)	3,032,795
752,825		Great-West T. Rowe Price Equity Income Fund Initial Class(a)	14,898,416
192,507		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	4,240,922

TOTAL EQUITY MUTUAL FUNDS — 30.09% (Cost $110,745,301)			$121,186,152

Account Balance

FIXED INTEREST CONTRACT
90,506,543	(b)	Great-West Life & Annuity Contract(a) 1.55% (c)	90,506,543

TOTAL FIXED INTEREST CONTRACT — 22.48% (Cost $90,506,543)			$90,506,543

TOTAL INVESTMENTS — 100.01% (Cost $394,352,753)			$402,723,001

OTHER ASSETS & LIABILITIES — (0.01)%			$(47,660)

TOTAL NET ASSETS — 100.00%			$402,675,341

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2013.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATELY CONSERVATIVE PROFILE II FUND

Schedule of Investments

As of December 31, 2013

Shares		Fair Value

BOND MUTUAL FUNDS
750,998	Great-West Federated Bond Fund Initial Class(a)	$7,847,932
630,479	Great-West Loomis Sayles Bond Fund Initial Class(a)	8,650,172
460,074	Great-West Putnam High Yield Bond Fund Initial Class(a)	3,929,031
1,107,942	Great-West Templeton Global Bond Fund Initial Class(a)	10,614,084
698,208	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)	8,238,855

TOTAL BOND MUTUAL FUNDS — 32.88% (Cost $39,942,701)		$39,280,074

EQUITY MUTUAL FUNDS
282,680	Great-West American Century Growth Fund Initial Class(a)	3,530,676
667,946	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	8,168,982
122,931	Great-West Invesco Small Cap Value Fund Initial Class(a)	1,466,565
53,250	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	1,468,086
331,342	Great-West MFS International Growth Fund Initial Class(a)	4,191,478
764,314	Great-West MFS International Value Fund Initial Class(a)	8,491,526

Shares			Fair Value

Equity Mutual Funds — (continued)
412,690		Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	$3,540,879
513,781		Great-West Putnam Equity Income Fund Initial Class(a)	7,156,973
535,060		Great-West Real Estate Index Fund Initial Class(a)	5,345,253
67,975		Great-West Small Cap Growth Fund Initial Class(a)	1,481,855
361,040		Great-West T. Rowe Price Equity Income Fund Initial Class(a)	7,144,970
92,676		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	2,041,658

TOTAL EQUITY MUTUAL FUNDS — 45.23% (Cost $48,868,636)			$54,028,901

Account Balance

FIXED INTEREST CONTRACT
26,158,096	(b)	Great-West Life & Annuity Contract(a) 1.55% (c)	26,158,096

TOTAL FIXED INTEREST CONTRACT — 21.90% (Cost $26,158,096)			$26,158,096

TOTAL INVESTMENTS — 100.01% (Cost $114,969,433)			$119,467,071

OTHER ASSETS & LIABILITIES — (0.01)%			$(11,977)

TOTAL NET ASSETS — 100.00%			$119,455,094

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2013.

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATE PROFILE II FUND

Schedule of Investments

As of December 31, 2013

Shares		Fair Value

BOND MUTUAL FUNDS
5,054,096	Great-West Federated Bond Fund Initial Class(a)	$52,815,301
4,255,466	Great-West Loomis Sayles Bond Fund Initial Class(a)	58,384,992
3,104,873	Great-West Putnam High Yield Bond Fund Initial Class(a)	26,515,616
7,486,112	Great-West Templeton Global Bond Fund Initial Class(a)	71,716,952
4,696,754	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)	55,421,704

TOTAL BOND MUTUAL FUNDS — 23.85% (Cost $267,745,268)		$264,854,565

EQUITY MUTUAL FUNDS
3,635,743	Great-West American Century Growth Fund Initial Class(a)	45,410,428
8,588,541	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	105,037,857
1,570,880	Great-West Invesco Small Cap Value Fund Initial Class(a)	18,740,595
680,620	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	18,764,691
4,250,717	Great-West MFS International Growth Fund Initial Class(a)	53,771,576
9,819,678	Great-West MFS International Value Fund Initial Class(a)	109,096,626

Shares			Fair Value

Equity Mutual Funds — (continued)
5,303,112		Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	$45,500,698
6,606,361		Great-West Putnam Equity Income Fund Initial Class(a)	92,026,607
4,431,754		Great-West Real Estate Index Fund Initial Class(a)	44,273,223
864,890		Great-West Small Cap Growth Fund Initial Class(a)	18,854,594
4,645,897		Great-West T. Rowe Price Equity Income Fund Initial Class(a)	91,942,310
1,190,517		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	26,227,086

TOTAL EQUITY MUTUAL FUNDS — 60.29% (Cost $567,608,465)			$669,646,291

Account Balance

FIXED INTEREST CONTRACT
176,307,414	(b)	Great-West Life & Annuity Contract(a) 1.55% (c)	176,307,414

TOTAL FIXED INTEREST CONTRACT — 15.87% (Cost $176,307,414)			$176,307,414

TOTAL INVESTMENTS — 100.01% (Cost $1,011,661,147)			$1,110,808,270

OTHER ASSETS & LIABILITIES — (0.01)%			$(107,846)

TOTAL NET ASSETS — 100.00%			$1,110,700,424

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2013.

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATELY AGGRESSIVE PROFILE II FUND

Schedule of Investments

As of December 31, 2013

Shares			Fair Value

BOND MUTUAL FUNDS
1,102,136	Great-West Federated Bond Fund Initial Class(a)	$	11,517,322
925,002	Great-West Loomis Sayles Bond Fund Initial Class(a)		12,691,033
675,711	Great-West Putnam High Yield Bond Fund Initial Class(a)		5,770,569
1,627,972	Great-West Templeton Global Bond Fund Initial Class(a)		15,595,970
1,024,132	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)		12,084,762

TOTAL BOND MUTUAL FUNDS — 17.96%
(Cost $58,504,585)		$	57,659,656

EQUITY MUTUAL FUNDS
1,300,717	Great-West American Century Growth Fund Initial Class(a)		16,245,951
3,063,624	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)		37,468,124
562,036	Great-West Invesco Small Cap Value Fund Initial Class(a)		6,705,095
243,637	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)		6,717,080
1,518,360	Great-West MFS International Growth Fund Initial Class(a)		19,207,251
3,498,400	Great-West MFS International Value Fund Initial Class(a)		38,867,227

Shares				Fair Value

Equity Mutual Funds — (continued)
1,893,470		Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	$	16,245,973
2,364,016		Great-West Putnam Equity Income Fund Initial Class(a)		32,930,739
1,116,540		Great-West Real Estate Index Fund Initial Class(a)		11,154,232
309,610		Great-West Small Cap Growth Fund Initial Class(a)		6,749,495
1,661,384		Great-West T. Rowe Price Equity Income Fund Initial Class(a)		32,878,798
425,983		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)		9,384,395

TOTAL EQUITY MUTUAL FUNDS — 73.07%
(Cost $203,745,447)			$	234,554,360

Account Balance

FIXED INTEREST CONTRACT
28,820,458	(b)	Great-West Life & Annuity Contract(a) 1.55% (c)		28,820,458

TOTAL FIXED INTEREST CONTRACT — 8.98%
(Cost $28,820,458)			$	28,820,458

TOTAL INVESTMENTS — 100.01%
(Cost $291,070,490)			$	321,034,474

OTHER ASSETS & LIABILITIES — (0.01)%			$	(29,302)

TOTAL NET ASSETS — 100.00%			$	321,005,172

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2013.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST AGGRESSIVE PROFILE II FUND

Schedule of Investments

As of December 31, 2013

Shares			Fair Value

EQUITY MUTUAL FUNDS
3,734,971	Great-West American Century Growth Fund Initial Class(a)	$	46,649,788
8,821,100	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)		107,882,046
1,612,546	Great-West Invesco Small Cap Value Fund Initial Class(a)		19,237,677
698,605	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)		19,260,549
4,371,301	Great-West MFS International Growth Fund Initial Class(a)		55,296,953
10,092,277	Great-West MFS International Value Fund Initial Class(a)		112,125,193
5,436,836	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)		46,648,056
6,801,897	Great-West Putnam Equity Income Fund Initial Class(a)		94,750,421

Shares			Fair Value

Equity Mutual Funds — (continued)
1,963,079	Great-West Real Estate Index Fund Initial Class(a)	$	19,611,160
886,657	Great-West Small Cap Growth Fund Initial Class(a)		19,329,125
4,783,843	Great-West T. Rowe Price Equity Income Fund Initial Class(a)		94,672,252
1,223,787	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)		26,960,033

TOTAL EQUITY MUTUAL FUNDS — 100.01%
(Cost $561,997,906)		$	662,423,253

TOTAL INVESTMENTS — 100.01%
(Cost $561,997,906)		$	662,423,253

OTHER ASSETS & LIABILITIES — (0.01)%		$	(60,178)

TOTAL NET ASSETS — 100.00%		$	662,363,075

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2013

	Great-West Conservative Profile II Fund	Great-West Moderately Conservative Profile II Fund	Great-West Moderate Profile II Fund

ASSETS:
Investments at fair value, affiliated(a)	$402,723,001	$119,467,071	$1,110,808,270
Subscriptions receivable	538,766	101,900	1,307,697
Receivable for investments sold	1,909,328	–	3,602,939

Total Assets	405,171,095	119,568,971	1,115,718,906

LIABILITIES:
Payable to investment adviser	35,162	10,233	96,140
Redemptions payable	2,448,094	33,717	4,863,188
Payable for investments purchased	–	68,183	47,448
Payable for distribution fees	12,498	1,744	11,706

Total Liabilities	2,495,754	113,877	5,018,482

NET ASSETS	$402,675,341	$119,455,094	$1,110,700,424

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$4,601,398	$1,305,887	$13,756,007
Paid-in capital in excess of par	409,660,354	117,581,682	1,113,942,240
Net unrealized appreciation on investments	8,370,248	4,497,638	99,147,123
Undistributed net investment income	5,364,855	989,903	13,474,692
Accumulated net realized loss on investments	(25,321,514)	(4,920,016)	(129,619,638)

NET ASSETS	$402,675,341	$119,455,094	$1,110,700,424

NET ASSETS BY CLASS
Initial Class	$342,760,776	$110,668,528	$1,052,991,356

Class L	$59,914,565	$8,786,566	$57,709,068

CAPITAL STOCK:
Authorized
Initial Class	100,000,000	100,000,000	250,000,000
Class L	35,000,000	35,000,000	35,000,000
Issued and Outstanding
Initial Class	39,792,505	12,166,901	132,118,066
Class L	6,221,473	891,971	5,442,001

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$8.61	$9.10	$7.97

Class L	$9.63	$9.85	$10.60

(a) Cost of investments, affiliated	$394,352,753	$114,969,433	$1,011,661,147

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2013

	Great-West Moderately Aggressive Profile II Fund	Great-West Aggressive Profile II Fund

ASSETS:
Investments at fair value, affiliated(a)	$321,034,474	$662,423,253
Subscriptions receivable	499,767	1,104,586
Receivable for investments sold	24,466	814,695

Total Assets	321,558,707	664,342,534

LIABILITIES:
Payable to investment adviser	27,271	56,766
Redemptions payable	524,233	1,912,797
Payable for investments purchased	–	6,483
Payable for distribution fees	2,031	3,413

Total Liabilities	553,535	1,979,459

NET ASSETS	$321,005,172	$662,363,075

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$3,645,774	$7,978,066
Paid-in capital in excess of par	296,196,131	625,275,080
Net unrealized appreciation on investments	29,963,984	100,425,347
Undistributed net investment income	2,611,537	12,334,726
Accumulated net realized loss on investments	(11,412,254)	(83,650,144)

NET ASSETS	$321,005,172	$662,363,075

NET ASSETS BY CLASS
Initial Class	$310,499,367	$645,735,132

Class L	$10,505,805	$16,627,943

CAPITAL STOCK:
Authorized
Initial Class	100,000,000	175,000,000
Class L	35,000,000	35,000,000
Issued and Outstanding
Initial Class	35,385,706	78,435,186
Class L	1,072,037	1,345,474

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$8.77	$8.23

Class L	$9.80	$12.36

(a) Cost of investments, affiliated	$291,070,490	$561,997,906

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2013

	Great-West Conservative Profile II Fund	Great-West Moderately Conservative Profile II Fund	Great-West Moderate Profile II Fund

INVESTMENT INCOME:
Interest, affiliated	$1,304,491	$340,750	$2,485,236
Dividends, affiliated	9,515,455	3,040,733	33,057,011

Total Income	10,819,946	3,381,483	35,542,247

EXPENSES:
Management fees	385,228	102,942	1,033,891
Distribution fees - Class L	115,536	15,512	91,730

Total Expenses	500,764	118,454	1,125,621

NET INVESTMENT INCOME	10,319,182	3,263,029	34,416,626

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	13,533,788	3,029,998	50,330,892
Realized gain distributions received, affiliated	7,113,085	3,093,700	38,914,599

Net Realized Gain on Investments	20,646,873	6,123,698	89,245,491

Net change in unrealized appreciation (depreciation) on investments	(2,977,212)	2,076,397	31,343,163

Net Realized and Unrealized Gain on Investments	17,669,661	8,200,095	120,588,654

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$27,988,843	$11,463,124	$155,005,280

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2013

	Great-West Moderately Aggressive Profile II Fund	Great-West Aggressive Profile II Fund

INVESTMENT INCOME:
Interest, affiliated	$366,361	$–
Dividends, affiliated	10,435,437	26,057,339

Total Income	10,801,798	26,057,339

EXPENSES:
Management fees	270,655	598,992
Distribution fees - Class L	12,162	26,330

Total Expenses	282,817	625,322

Less amount waived by distributor - Class L	7	–

Net Expenses	282,810	625,322

NET INVESTMENT INCOME	10,518,988	25,432,017

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	8,883,460	52,561,656
Realized gain distributions received, affiliated	13,465,293	38,359,619

Net Realized Gain on Investments	22,348,753	90,921,275

Net change in unrealized appreciation on investments	17,069,010	34,894,533

Net Realized and Unrealized Gain on Investments	39,417,763	125,815,808

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$49,936,751	$151,247,825

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2013 and 2012

	2013	2012
Great-West Conservative Profile II Fund

OPERATIONS:
Net investment income	$10,319,182	$8,227,244
Net realized gain on investments	20,646,873	8,451,388
Net change in unrealized appreciation (depreciation) on investments	(2,977,212)	11,917,791

Net Increase in Net Assets Resulting from Operations	27,988,843	28,596,423

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(8,199,699)	(8,461,456)
Class L	(931,271)	(684,178)

From net investment income	(9,130,970)	(9,145,634)

From net realized gains
Initial Class	(14,234,081)	(6,014,489)
Class L	(2,235,927)	(496,833)

From net realized gains	(16,470,008)	(6,511,322)

Total Distributions	(25,600,978)	(15,656,956)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	143,734,860	141,449,501
Class L	44,863,475	37,590,629
Shares issued in reinvestment of distributions
Initial Class	22,433,780	14,475,945
Class L	3,167,198	1,181,011
Shares redeemed
Initial Class	(151,940,960)	(137,946,139)
Class L	(19,095,308)	(10,074,991)

Net Increase in Net Assets Resulting from Capital Share Transactions	43,163,045	46,675,956

Total Increase in Net Assets	45,550,910	59,615,423

NET ASSETS:
Beginning of year	357,124,431	297,509,008

End of year(a)	$402,675,341	$357,124,431

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	16,271,072	16,508,141
Class L	4,576,740	3,933,257
Shares issued in reinvestment of distributions
Initial Class	2,603,089	1,703,256
Class L	329,348	125,230
Shares redeemed
Initial Class	(17,206,993)	(16,100,933)
Class L	(1,945,807)	(1,054,630)

Net Increase	4,627,449	5,114,321

(a) Including undistributed net investment income:	$5,364,855	$3,934,155

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2013 and 2012

	2013	2012
Great-West Moderately Conservative Profile II Fund

OPERATIONS:
Net investment income	$3,263,029	$1,707,414
Net realized gain on investments	6,123,698	1,725,815
Net change in unrealized appreciation on investments	2,076,397	3,976,182

Net Increase in Net Assets Resulting from Operations	11,463,124	7,409,411

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(2,604,687)	(1,729,112)
Class L	(149,011)	(49,261)

From net investment income	(2,753,698)	(1,778,373)

From net realized gains
Initial Class	(4,031,667)	(912,825)
Class L	(285,247)	(22,818)

From net realized gains	(4,316,914)	(935,643)

Total Distributions	(7,070,612)	(2,714,016)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	46,245,289	40,398,211
Class L	7,578,300	2,502,434
Shares issued in reinvestment of distributions
Initial Class	6,636,354	2,641,937
Class L	434,258	72,079
Shares redeemed
Initial Class	(28,615,195)	(28,139,020)
Class L	(2,181,111)	(412,206)

Net Increase in Net Assets Resulting from Capital Share Transactions	30,097,895	17,063,435

Total Increase in Net Assets	34,490,407	21,758,830

NET ASSETS:
Beginning of year	84,964,687	63,205,857

End of year(a)	$119,455,094	$84,964,687

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	5,073,886	4,721,313
Class L	776,538	267,931
Shares issued in reinvestment of distributions
Initial Class	732,271	309,235
Class L	44,261	7,800
Shares redeemed
Initial Class	(3,140,439)	(3,294,277)
Class L	(219,745)	(44,705)

Net Increase	3,266,772	1,967,297

(a) Including undistributed net investment income:	$989,903	$480,572

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2013 and 2012

	2013	2012
Great-West Moderate Profile II Fund

OPERATIONS:
Net investment income	$34,416,626	$16,818,002
Net realized gain on investments	89,245,491	49,669,915
Net change in unrealized appreciation on investments	31,343,163	40,319,062

Net Increase in Net Assets Resulting from Operations	155,005,280	106,806,979

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(28,510,944)	(17,865,812)
Class L	(901,705)	(279,492)

From net investment income	(29,412,649)	(18,145,304)

From net realized gains
Initial Class	(50,886,079)	(27,847,903)
Class L	(2,058,849)	(421,660)

From net realized gains	(52,944,928)	(28,269,563)

Total Distributions	(82,357,577)	(46,414,867)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	332,565,553	304,534,702
Class L	47,437,681	25,170,273
Shares issued in reinvestment of distributions
Initial Class	79,397,023	45,713,715
Class L	2,960,554	701,152
Shares redeemed
Initial Class	(340,722,301)	(361,843,815)
Class L	(15,365,214)	(7,222,729)

Net Increase in Net Assets Resulting from Capital Share Transactions	106,273,296	7,053,298

Total Increase in Net Assets	178,920,999	67,445,410

NET ASSETS:
Beginning of year	931,779,425	864,334,015

End of year(a)	$1,110,700,424	$931,779,425

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	41,755,009	41,332,300
Class L	4,522,795	2,634,312
Shares issued in reinvestment of distributions
Initial Class	9,999,383	6,217,310
Class L	280,540	73,179
Shares redeemed
Initial Class	(42,634,750)	(49,088,604)
Class L	(1,468,687)	(751,588)

Net Increase	12,454,290	416,909

(a) Including undistributed net investment income:	$13,474,692	$8,569,488

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2013 and 2012

	2013	2012
Great-West Moderately Aggressive Profile II Fund

OPERATIONS:
Net investment income	$10,518,988	$3,429,069
Net realized gain on investments	22,348,753	7,691,537
Net change in unrealized appreciation on investments	17,069,010	15,485,860

Net Increase in Net Assets Resulting from Operations	49,936,751	26,606,466

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(8,008,391)	(3,470,274)
Class L	(201,459)	(20,744)

From net investment income	(8,209,850)	(3,491,018)

From net realized gains
Initial Class	(12,556,693)	(3,370,732)
Class L	(346,694)	(18,200)

From net realized gains	(12,903,387)	(3,388,932)

Total Distributions	(21,113,237)	(6,879,950)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	104,853,336	73,996,638
Class L	9,513,906	1,595,669
Shares issued in reinvestment of distributions
Initial Class	20,565,084	6,841,006
Class L	548,153	38,944
Shares redeemed
Initial Class	(62,975,778)	(66,703,766)
Class L	(1,451,856)	(214,015)

Net Increase in Net Assets Resulting from Capital Share Transactions	71,052,845	15,554,476

Total Increase in Net Assets	99,876,359	35,280,992

NET ASSETS:
Beginning of year	221,128,813	185,847,821

End of year(a)	$321,005,172	$221,128,813

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	12,238,378	9,726,361
Class L	982,387	189,238
Shares issued in reinvestment of distributions
Initial Class	2,359,476	891,751
Class L	56,235	4,555
Shares redeemed
Initial Class	(7,315,234)	(8,768,541)
Class L	(149,637)	(25,331)

Net Increase	8,171,605	2,018,033

(a) Including undistributed net investment income:	$2,611,537	$337,370

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2013 and 2012

	2013	2012
Great-West Aggressive Profile II Fund

OPERATIONS:
Net investment income	$25,432,017	$5,191,269
Net realized gain on investments	90,921,275	32,380,057
Net change in unrealized appreciation on investments	34,894,533	44,706,678

Net Increase in Net Assets Resulting from Operations	151,247,825	82,278,004

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(12,812,959)	(5,425,465)
Class L	(183,262)	(33,764)

From net investment income	(12,996,221)	(5,459,229)

From net realized gains
Initial Class	(67,480,443)	(9,661,534)
Class L	(1,163,048)	(47,652)

From net realized gains	(68,643,491)	(9,709,186)

Total Distributions	(81,639,712)	(15,168,415)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	191,894,782	172,487,015
Class L	12,787,907	6,479,794
Shares issued in reinvestment of distributions
Initial Class	80,293,402	15,086,999
Class L	1,346,310	81,416
Shares redeemed
Initial Class	(218,660,655)	(242,032,065)
Class L	(4,202,430)	(1,736,535)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	63,459,316	(49,633,376)

Total Increase in Net Assets	133,067,429	17,476,213

NET ASSETS:
Beginning of year	529,295,646	511,819,433

End of year(a)	$662,363,075	$529,295,646

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	23,197,150	24,682,914
Class L	1,057,105	649,620
Shares issued in reinvestment of distributions
Initial Class	9,771,412	2,115,099
Class L	109,537	7,923
Shares redeemed
Initial Class	(26,436,296)	(34,544,176)
Class L	(346,906)	(171,737)

Net Increase (Decrease)	7,352,002	(7,260,357)

(a) Including undistributed net investment income:	$12,334,726	$0

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Cash Flows

As of December 31, 2013

Great-West Conservative Profile II Fund

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$27,988,843
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investments	(172,549,058)
Proceeds from sale of investments	138,847,600
Increase in accrued interest on Great-West Life & Annuity Contract	(1,304,491)
Net realized gain on investments	(13,533,788)
Net change in unrealized depreciation on investments	2,977,212
Decrease in receivable for investments sold	732,878
Increase in payable to investment adviser	5,174
Decrease in payable for investments purchased	(401,225)
Increase in payable for distribution fees	6,441

Net Cash Provided by Operating Activities	(17,230,413)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	189,116,830
Payment on shares redeemed	(171,886,417)

Net Cash Used in Financing Activities	17,230,413

Net Increase in Cash	0

CASH:
Beginning of year	0

End of year	$0

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Noncash financing activities not included herein consist of reinvestment of distributions:	$25,600,978

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Cash Flows

As of December 31, 2013

Great-West Moderately Conservative Profile II Fund

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$11,463,124
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investments	(59,951,697)
Proceeds from sale of investments	30,904,259
Increase in accrued interest on Great-West Life & Annuity Contract	(340,750)
Net realized gain on investments	(3,029,998)
Net change in unrealized appreciation on investments	(2,076,397)
Decrease in receivable for investments sold	2,874,395
Increase in payable to investment adviser	2,963
Increase in payable for investments purchased	68,163
Increase in payable for distribution fees	1,213

Net Cash Provided by Operating Activities	(20,084,725)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	53,884,682
Payment on shares redeemed	(33,799,957)

Net Cash Used in Financing Activities	20,084,725

Net Increase in Cash	0

CASH:
Beginning of year	0

End of year	$0

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Noncash financing activities not included herein consist of reinvestment of distributions:	$7,070,612

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Cash Flows

As of December 31, 2013

Great-West Moderate Profile II Fund

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$155,005,280
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investments	(367,871,626)
Proceeds from sale of investments	273,085,372
Increase in accrued interest on Great-West Life & Annuity Contract	(2,485,236)
Net realized gain on investments	(50,330,892)
Net change in unrealized appreciation on investments	(31,343,163)
Decrease in receivable for investments sold	6,009,841
Increase in payable to investment adviser	17,025
Increase in payable for investments purchased	47,448
Increase in payable for distribution fees	7,521

Net Cash Provided by Operating Activities	(17,858,429)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	380,208,330
Payment on shares redeemed	(362,349,901)

Net Cash Used in Financing Activities	17,858,429

Net Increase in Cash	0

CASH:
Beginning of year	0

End of year	$0

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Noncash financing activities not included herein consist of reinvestment of distributions:	$82,357,577

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2013		2012		2011	2010	2009
Great-West Conservative Profile II Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$8.56		$8.20		$8.92	$8.56	$7.48

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.24	(a)	0.21	(a)	0.23	0.20	0.23
Net realized and unrealized gain (loss)	0.40		0.54		(0.12)	0.56	1.28

Total From Investment Operations	0.64		0.75		0.11	0.76	1.51

LESS DISTRIBUTIONS:
From net investment income	(0.21)		(0.23)		(0.20)	(0.20)	(0.24)
From net realized gains	(0.38)		(0.16)		(0.63)	(0.20)	(0.19)

Total Distributions	(0.59)		(0.39)		(0.83)	(0.40)	(0.43)

NET ASSET VALUE, END OF YEAR	$8.61		$8.56		$8.20	$8.92	$8.56

TOTAL RETURN(b)	7.68%		9.10%		1.29%	9.02%	20.51%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$342,761		$326,193		$295,168	$312,477	$254,750
Ratio of expenses to average net assets(c)	0.10%		0.10%		0.10%	0.10%	0.10%
Ratio of net investment income to average net assets(c)	2.66%		2.42%		2.74%	2.31%	2.92%
Portfolio turnover rate(d)	36%		24%		35%	33%	32%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(d)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	2013		2012		2011	(a)
Great-West Conservative Profile II Fund - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$9.48		$9.10		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.28	(b)	0.41	(b)	0.11
Net realized and unrealized gain (loss)	0.42		0.39		(0.29)

Total From Investment Operations	0.70		0.80		(0.18)

LESS DISTRIBUTIONS:
From net investment income	(0.17)		(0.26)		(0.20)
From net realized gains	(0.38)		(0.16)		(0.52)

Total Distributions	(0.55)		(0.42)		(0.72)

NET ASSET VALUE, END OF YEAR	$9.63		$9.48		$9.10

TOTAL RETURN(c)	7.43%		8.89%	(e)	(1.74%)	(d) (e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$59,915		$30,931		$2,341
Ratio of expenses to average net assets(f)	0.35%
Before waiver	N/A		0.35%		0.35%	(g)
After waiver	N/A		0.35%		0.34%	(g)
Ratio of net investment income to average net assets(f)	2.85%
Before waiver	N/A		4.29%		10.76%	(g)
After waiver	N/A		4.29%		10.77%	(g)
Portfolio turnover rate(h)	36%		24%		35%

(a)	Class L inception date was July 29, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2013		2012		2011	2010	2009
Great-West Moderately Conservative Profile II Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$8.66		$8.07		$9.25	$8.98	$7.71

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.29	(a)	0.19	(a)	0.51	0.16	0.26
Net realized and unrealized gain (loss)	0.73		0.69		(0.52)	0.75	1.45

Total From Investment Operations	1.02		0.88		(0.01)	0.91	1.71

LESS DISTRIBUTIONS:
From net investment income	(0.23)		(0.19)		(0.51)	(0.16)	(0.27)
From net realized gains	(0.35)		(0.10)		(0.66)	(0.48)	(0.17)

Total Distributions	(0.58)		(0.29)		(1.17)	(0.64)	(0.44)

NET ASSET VALUE, END OF YEAR	$9.10		$8.66		$8.07	$9.25	$8.98

TOTAL RETURN(b)	12.03%		10.83%		(0.02%)	10.31%	22.30%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$110,669		$82,253		$62,684	$90,812	$38,516
Ratio of expenses to average net assets(c)	0.10%		0.10%		0.10%	0.10%	0.10%
Ratio of net investment income to average net assets(c)	3.16%		2.28%		2.40%	1.91%	2.11%
Portfolio turnover rate(d)	30%		32%		52%	36%	59%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(d)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	2013		2012		2011	(a)
Great-West Moderately Conservative Profile II Fund - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$9.32		$8.71		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.33	(b)	0.33	(b)	0.62
Net realized and unrealized gain (loss)	0.74		0.59		(0.90)

Total From Investment Operations	1.07		0.92		(0.28)

LESS DISTRIBUTIONS:
From net investment income	(0.19)		(0.21)		(0.53)
From net realized gains	(0.35)		(0.10)		(0.48)

Total Distributions	(0.54)		(0.31)		(1.01)

NET ASSET VALUE, END OF YEAR	$9.85		$9.32		$8.71

TOTAL RETURN(c)	11.62%		10.64%	(e)	(2.86%)	(d) (e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$8,787		$2,712		$522
Ratio of expenses to average net assets(f)	0.35%
Before waiver	N/A		0.35%		0.35%	(g)
After waiver	N/A		0.35%		0.33%	(g)
Ratio of net investment income to average net assets(f)	3.38%
Before waiver	N/A		3.52%		6.05%	(g)
After waiver	N/A		3.53%		6.07%	(g)
Portfolio turnover rate(h)	30%		32%		52%

(a)	Class L inception date was July 29, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	2013		2012		2011	2010	2009
Great-West Moderate Profile II Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$7.41		$6.93		$7.77	$7.21	$6.08

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.26	(a)	0.13	(a)	0.16	0.11	0.12
Net realized and unrealized gain (loss)	0.94		0.73		(0.24)	0.72	1.36

Total From Investment Operations	1.20		0.86		(0.08)	0.83	1.48

LESS DISTRIBUTIONS:
From net investment income	(0.23)		(0.15)		(0.14)	(0.11)	(0.12)
From net realized gains	(0.41)		(0.23)		(0.62)	(0.16)	(0.23)

Total Distributions	(0.64)		(0.38)		(0.76)	(0.27)	(0.35)

NET ASSET VALUE, END OF YEAR	$7.97		$7.41		$6.93	$7.77	$7.21

TOTAL RETURN(b)	16.29%		12.47%		(1.05%)	11.57%	24.67%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$1,052,991		$911,410		$862,977	$1,036,527	$857,765
Ratio of expenses to average net assets(c)	0.10%		0.10%		0.10%	0.10%	0.10%
Ratio of net investment income to average net assets(c)	3.30%		1.81%		1.94%	1.47%	1.66%
Portfolio turnover rate(d)	26%		27%		34%	31%	25%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(d)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	2013		2012		2011	(a)
Great-West Moderate Profile II Fund - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$9.67		$8.96		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.44	(b)	0.30	(b)	0.10
Net realized and unrealized gain (loss)	1.09		0.79		(0.49)

Total From Investment Operations	1.53		1.09		(0.39)

LESS DISTRIBUTIONS:
From net investment income	(0.19)		(0.15)		(0.14)
From net realized gains	(0.41)		(0.23)		(0.51)

Total Distributions	(0.60)		(0.38)		(0.65)

NET ASSET VALUE, END OF YEAR	$10.60		$9.67		$8.96

TOTAL RETURN(c)	16.03%		12.16%	(e)	(3.87%)	(d) (e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$57,709		$20,369		$1,357
Ratio of expenses to average net assets(f)	0.35%
Before waiver	N/A		0.35%		0.35%	(g)
After waiver	N/A		0.35%		0.34%	(g)
Ratio of net investment income to average net assets(f)	4.21%
Before waiver	N/A		3.08%		8.10%	(g)
After waiver	N/A		3.08%		8.12%	(g)
Portfolio turnover rate(h)	26%		27%		34%

(a)	Class L inception date was July 29, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	2013		2012		2011	2010	2009
Great-West Moderately Aggressive Profile II Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$7.81		$7.07		$9.19	$8.41	$6.65

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.33	(a)	0.13	(a)	0.73	0.12	0.12
Net realized and unrealized gain (loss)	1.25		0.86		(0.93)	0.99	1.80

Total From Investment Operations	1.58		0.99		(0.20)	1.11	1.92

LESS DISTRIBUTIONS:
From net investment income	(0.24)		(0.13)		(0.73)	(0.12)	(0.13)
From net realized gains	(0.38)		(0.12)		(1.19)	(0.21)	(0.03)

Total Distributions	(0.62)		(0.25)		(1.92)	(0.33)	(0.16)

NET ASSET VALUE, END OF YEAR	$8.77		$7.81		$7.07	$9.19	$8.41

TOTAL RETURN(b)	20.44%		14.07%		(2.10%)	13.35%	28.93%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$310,499		$219,542		$185,733	$301,687	$114,380
Ratio of expenses to average net assets(c)	0.10%		0.10%		0.10%	0.10%	0.10%
Ratio of net investment income to average net assets(c)	3.85%		1.67%		1.75%	1.48%	1.68%
Portfolio turnover rate(d)	21%		32%		54%	26%	36%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(d)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2013		2012		2011	(a)
Great-West Moderately Aggressive Profile II Fund - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$8.67		$7.85		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.59	(b)	0.21	(b)	0.75
Net realized and unrealized gain (loss)	1.15		0.86		(1.23)

Total From Investment Operations	1.74		1.07		(0.48)

LESS DISTRIBUTIONS:
From net investment income	(0.23)		(0.13)		(0.73)
From net realized gains	(0.38)		(0.12)		(0.94)

Total Distributions	(0.61)		(0.25)		(1.67)

NET ASSET VALUE, END OF YEAR	$9.80		$8.67		$7.85

TOTAL RETURN(c) (d)	20.17%		13.76%		(4.75%)	(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$10,506		$1,587		$115
Ratio of expenses to average net assets(f)
Before waiver	0.35%		0.35%		0.35%	(g)
After waiver	0.35%		0.35%		0.31%	(g)
Ratio of net investment income to average net assets(f)
Before waiver	6.05%		2.44%		5.15%	(g)
After waiver	6.05%		2.44%		5.18%	(g)
Portfolio turnover rate(h)	21%		32%		54%

(a)	Class L inception date was July 29, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2013		2012		2011	2010	2009
Great-West Aggressive Profile II Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$7.28		$6.42		$6.92	$6.03	$4.66

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.35	(a)	0.07	(a)	0.07	0.05	0.05
Net realized and unrealized gain (loss)	1.74		0.99		(0.39)	0.91	1.48

Total From Investment Operations	2.09		1.06		(0.32)	0.96	1.53

LESS DISTRIBUTIONS:
From net investment income	(0.18)		(0.07)		(0.07)	(0.05)	(0.05)
From net realized gains	(0.96)		(0.13)		(0.11)	(0.02)	(0.11)

Total Distributions	(1.14)		(0.20)		(0.18)	(0.07)	(0.16)

NET ASSET VALUE, END OF YEAR	$8.23		$7.28		$6.42	$6.92	$6.03

TOTAL RETURN(b)	29.07%		16.64%		(4.44%)	15.95%	33.02%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$645,735		$523,785		$511,453	$628,699	$539,215
Ratio of expenses to average net assets(c)	0.10%		0.10%		0.10%	0.10%	0.10%
Ratio of net investment income to average net assets(c)	4.22%		0.96%		0.91%	0.78%	0.83%
Portfolio turnover rate(d)	26%		28%		34%	30%	23%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(d)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2013		2012		2011	(a)
Great-West Aggressive Profile II Fund - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$10.48		$9.18		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.69	(b)	0.17	(b)	0.08
Net realized and unrealized gain (loss)	2.30		1.33		(0.76)

Total From Investment Operations	2.99		1.50		(0.68)

LESS DISTRIBUTIONS:
From net investment income	(0.15)		(0.07)		(0.08)
From net realized gains	(0.96)		(0.13)		(0.06)

Total Distributions	(1.11)		(0.20)		(0.14)

NET ASSET VALUE, END OF YEAR	$12.36		$10.48		$9.18

TOTAL RETURN(c)	28.75%		16.38%	(e)	(6.86%)	(d)(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$16,628		$5,511		$367
Ratio of expenses to average net assets(f)	0.35%
Before waiver	N/A		0.35%		0.35%	(g)
After waiver	N/A		0.35%		0.31%	(g)
Ratio of net investment income to average net assets(f)	5.71%
Before waiver	N/A		1.66%		6.41%	(g)
After waiver	N/A		1.66%		6.44%	(g)
Portfolio turnover rate(h)	26%		28%		34%

(a)	Class L inception date was July 29, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Conservative Profile II Fund, Great-West Moderately Conservative Profile II Fund, Great-West Moderate Profile II Fund, Great-West Moderately Aggressive Profile II Fund and Great-West Aggressive Profile II Funds (each a Fund, collectively the Funds) are included herein and are represented by separate classes of beneficial interest of Great-West Funds. The investment objective of each Fund is to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize fixed income investments for the Great-West Conservative Profile II Fund; to seek capital appreciation primarily through investments in underlying funds of Great-West Funds that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Great-West Moderately Conservative Profile II Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds with a relatively equal emphasis on equity and fixed income investments for the Great-West Moderate Profile II Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Great-West Moderately Aggressive Profile II Fund and to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments for the Great-West Aggressive Profile II Fund. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.

Each of the Funds offer two share classes, referred to as Initial Class and Class L shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Funds.

Security Valuation

Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).

The Funds classify valuations into three levels based upon the transparency of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances. A Statement of Cash Flows is included for the Funds considered to have a substantial percentage of investments not classified as a Level 1 or Level 2.

As of December 31, 2013, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. The Funds recognize transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the year.

The following is a reconciliation of change in Level 3 assets during the year ended December 31, 2013:

	Great-West Conservative Profile II Fund	Great-West Moderately Conservative Profile II Fund	Great-West Moderate Profile II Fund	Great-West Moderately Aggressive Profile II Fund
Beginning Balance, January 1, 2013	$80,336,746	$18,688,655	$149,035,862	$19,899,136
Total realized gain (loss)	–	–	–	–
Total unrealized gain (loss) relating to investments not held at reporting date	–	–	–	–
Total unrealized gain (loss) relating to investments still held at reporting date	–	–	–	–
Total interest received	1,304,491	340,750	2,485,236	366,361
Purchases	21,239,511	10,122,431	43,753,726	11,236,008
Sales	(12,374,205)	(2,993,740)	(18,967,410)	(2,681,047)
Transfers into Level 3	–	–	–	–
Transfers (out of) Level 3	–	–	–	–

Ending Balance, December 31, 2013	$90,506,543	$26,158,096	$176,307,414	$28,820,458

Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of December 31, 2013, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.

Dividends

Dividends from net investment income of the Funds, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Funds, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.

Federal Income Taxes and Distributions to Shareholders

Each Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and each Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

As of and during the year ended December 31, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Funds did not incur any interest or penalties.

Each Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Funds U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Funds Colorado tax returns remain open for an additional year.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The differences may include but are not limited to the following: disallowed losses and distribution adjustments. The differences have no impact on net assets or the results of operations. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by each Fund.

	Paid-in Capital		Undistributed Net Investment Income	Accumulated Net Realized Gain/(Loss) on Investments
Great-West Conservative Profile II Fund	$	–	$242,488	$(242,488)
Great-West Moderately Conservative Profile II Fund		–	–	–
Great-West Moderate Profile II Fund		–	98,773	(98,773)
Great-West Moderately Aggressive Profile II Fund		–	34,971	(34,971)
Great-West Aggressive Profile II Fund		–	101,070	(101,070)

The tax character of distributions paid during the years ended December 31, 2013 and 2012 were as follows:

	2013	2012
Great-West Conservative Profile II Fund
Distributions paid from:
Ordinary income	$9,130,970	$9,145,634
Long-term capital gain	16,470,008	6,511,322

	$25,600,978	$15,656,956

	2013	2012
Great-West Moderately Conservative Profile II Fund
Distributions paid from:
Ordinary income	$2,753,698	$1,778,373
Long-term capital gain	4,316,914	935,643

	$7,070,612	$2,714,016

	2013	2012
Great-West Moderate Profile II Fund
Distributions paid from:
Ordinary income	$29,412,649	$18,145,304
Long-term capital gain	52,944,928	28,269,563

	$82,357,577	$46,414,867

	2013	2012
Great-West Moderately Aggressive Profile II Fund
Distributions paid from:
Ordinary income	$8,209,850	$3,491,018
Long-term capital gain	12,903,387	3,388,932

	$21,113,237	$6,879,950

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

	2013	2012
Great-West Aggressive Profile II Fund
Distributions paid from:
Ordinary income	$12,996,221	$5,459,229
Long-term capital gain	68,643,491	9,709,186

	$81,639,712	$15,168,415

As of December 31, 2013, the components of distributable earnings on a tax basis were as follows:

Great-West Conservative Profile II Fund
Undistributed ordinary income	$3,765,038
Undistributed capital gains	3,983,486

Net accumulated earnings	7,748,524

Net unrealized depreciation on investments	(19,334,935)
Capital loss carryforward	–
Post-October losses	–

Tax composition of capital	$(11,586,411)

Great-West Moderately Conservative Profile II Fund
Undistributed ordinary income	$802,814
Undistributed capital gains	2,335,085

Net accumulated earnings	3,137,899

Net unrealized depreciation on investments	(2,570,374)
Capital loss carryforward	–
Post-October losses	–

Tax composition of capital	$567,525

Great-West Moderate Profile II Fund
Undistributed ordinary income	$10,481,041
Undistributed capital gains	33,795,049

Net accumulated earnings	44,276,090

Net unrealized depreciation on investments	(61,273,913)
Capital loss carryforward	–
Post-October losses	–

Tax composition of capital	$(16,997,823)

Great-West Moderately Aggressive Profile II Fund
Undistributed ordinary income	$2,411,876
Undistributed capital gains	10,961,030

Net accumulated earnings	13,372,906

Net unrealized appreciation on investments	7,790,361
Capital loss carryforward	–
Post-October losses	–

Tax composition of capital	$21,163,267

Great-West Aggressive Profile II Fund
Undistributed ordinary income	$12,335,272
Undistributed capital gains	28,230,996

Net accumulated earnings	40,566,268

Net unrealized depreciation on investments	(11,456,339)
Capital loss carryforward	–
Post-October losses	–

Tax composition of capital	$29,109,929

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

Under the Regulated Investment Company Modernization Act of 2010, net capital losses realized in taxable years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.10% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Funds. The amount waived, if any, is reflected in the Statement of Operations.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $318,850 for the year ended December 31, 2013.

Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

The following tables are a summary of the transactions for each underlying investment during the year ended December 31, 2013, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

Great-West Conservative Profile II Fund
Affiliate	Shares Held/Account Balance 12/31/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2013
Great-West American Century Growth Fund Initial Class	588,572	$10,713,383	$2,400,421	$6,025,710	$1,390,279	$193,188	$7,351,260
Great-West Federated Bond Fund Initial Class	3,153,245	37,491,176	9,255,728	11,674,841	445,465	693,467	32,951,410
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	1,386,850	20,211,495	6,879,134	9,834,368	3,223,626	2,203,205	16,961,181
Great-West Invesco Small Cap Value Fund Initial Class	253,696	—	3,856,551	683,842	24,633	250,900	3,026,593
Great-West Life & Annuity Contract	90,506,543	80,336,746	21,239,511	12,374,205	—	1,304,491	90,506,543
Great-West Loomis Sayles Bond Fund Initial Class	2,649,256	—	39,233,428	2,795,003	(63,603)	1,026,581	36,347,797
Great-West Loomis Sayles Small Cap Value Fund Initial Class	109,851	—	3,508,486	601,908	36,630	17,421	3,028,578
Great-West MFS International Growth Fund Initial Class	687,337	8,359,014	2,693,981	2,882,306	557,817	84,204	8,694,815
Great-West MFS International Value Fund Initial Class	1,585,088	16,639,450	3,592,885	4,786,215	1,806,959	382,001	17,610,333
Great-West Multi-Manager Large Cap Growth Fund Initial Class	856,822	10,713,126	3,747,210	7,592,987	(46,644)	108,260	7,351,534
Great-West Putnam Equity Income Fund Initial Class	1,069,779	17,854,270	4,042,078	8,075,829	2,665,681	279,749	14,902,016
Great-West Putnam High Yield Bond Fund Initial Class	1,934,443	21,508,812	4,210,891	9,026,526	713,565	891,300	16,520,140
Great-West Real Estate Index Fund Initial Class	2,010,782	—	28,063,605	4,861,991	(535,817)	819,459	20,087,709
Great-West Short Duration Bond Fund Initial Class	2,522,294	23,208,748	6,563,837	3,204,755	188,334	469,663	26,156,186
Great-West Small Cap Growth Fund Initial Class	139,119	—	4,033,322	778,178	77,939	255,693	3,032,795
Great-West T. Rowe Price Equity Income Fund Initial Class	752,825	17,854,099	4,046,693	7,531,047	3,001,491	284,326	14,898,416
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	192,507	4,788,622	1,176,972	2,309,040	512,053	2,054	4,240,922
Great-West Templeton Global Bond Fund Initial Class	4,642,012	37,493,274	12,865,795	4,855,169	277,517	666,895	44,470,478
Great-West U.S. Government Mortgage Securities Fund Initial Class	2,930,872	49,988,261	11,138,528	25,419,893	(742,137)	887,089	34,584,295

					$13,533,788	$10,819,946	$402,723,001

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

Great-West Moderately Conservative Profile II Fund
Affiliate	Shares Held/Account Balance 12/31/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2013
Great-West American Century Growth Fund Initial Class	282,680	$4,247,040	$1,551,984	$2,392,921	$566,174	$90,257	$3,530,676
Great-West Federated Bond Fund Initial Class	750,998	7,645,606	3,685,971	3,101,496	14,996	154,550	7,847,932
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	667,946	5,385,358	3,905,385	1,323,759	438,451	1,040,618	8,168,982
Great-West Invesco Small Cap Value Fund Initial Class	122,931	1,274,299	802,044	654,476	142,223	118,218	1,466,565
Great-West Life & Annuity Contract	26,158,096	18,688,655	10,122,431	2,993,740	—	340,750	26,158,096
Great-West Loomis Sayles Bond Fund Initial Class	630,479	—	9,000,921	322,532	(6,121)	233,133	8,650,172
Great-West Loomis Sayles Small Cap Value Fund Initial Class	53,250	1,274,338	602,574	509,507	190,654	8,135	1,468,086
Great-West MFS International Growth Fund Initial Class	331,342	3,118,256	1,554,379	846,297	80,326	39,657	4,191,478
Great-West MFS International Value Fund Initial Class	764,314	6,226,774	2,299,548	1,272,690	408,546	179,619	8,491,526
Great-West Multi-Manager Large Cap Growth Fund Initial Class	412,690	4,248,060	2,128,961	2,880,511	83,687	51,083	3,540,879
Great-West Putnam Equity Income Fund Initial Class	513,781	5,521,364	2,389,236	1,551,387	495,964	127,236	7,156,973
Great-West Putnam High Yield Bond Fund Initial Class	460,074	4,269,286	1,704,124	2,057,452	99,439	199,804	3,929,031
Great-West Real Estate Index Fund Initial Class	535,060	—	7,110,263	971,911	(104,012)	214,664	5,345,253
Great-West Small Cap Growth Fund Initial Class	67,975	—	1,874,219	270,538	33,499	122,118	1,481,855
Great-West T. Rowe Price Equity Income Fund Initial Class	361,040	5,521,162	2,413,912	1,409,721	591,006	129,041	7,144,970
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	92,676	1,410,067	689,806	371,796	62,896	960	2,041,658
Great-West Templeton Global Bond Fund Initial Class	1,107,942	7,647,033	4,050,769	879,916	46,133	146,302	10,614,084
Great-West U.S. Government Mortgage Securities Fund Initial Class	698,208	8,495,190	4,065,169	4,063,611	(113,863)	185,338	8,238,855

					$3,029,998	$3,381,483	$119,467,071

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

Great-West Moderate Profile II Fund
Affiliate	Shares Held/Account Balance 12/31/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2013
Great-West American Century Growth Fund Initial Class	3,635,743	$55,911,752	$9,270,781	$23,474,206	$5,089,325	$1,174,961	$45,410,428
Great-West Federated Bond Fund Initial Class	5,054,096	65,206,723	14,013,027	22,965,350	595,497	1,134,697	52,815,301
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	8,588,541	60,568,811	55,767,698	9,185,177	8,172,546	13,470,463	105,037,857
Great-West Invesco Small Cap Value Fund Initial Class	1,570,880	13,986,246	6,840,628	2,516,213	1,417,949	1,530,374	18,740,595
Great-West Life & Annuity Contract	176,307,414	149,035,862	43,753,726	18,967,410	—	2,485,236	176,307,414
Great-West Loomis Sayles Bond Fund Initial Class	4,255,466	—	61,201,109	2,609,275	(39,120)	1,622,612	58,384,992
Great-West Loomis Sayles Small Cap Value Fund Initial Class	680,620	13,977,700	5,035,766	2,069,261	1,457,439	106,150	18,764,691
Great-West MFS International Growth Fund Initial Class	4,250,717	49,765,745	9,998,820	8,716,933	3,726,898	512,436	53,771,576
Great-West MFS International Value Fund Initial Class	9,819,678	99,308,134	12,083,859	15,045,601	11,192,368	2,328,521	109,096,626
Great-West Multi-Manager Large Cap Growth Fund Initial Class	5,303,112	55,907,347	16,918,679	32,370,985	(3,385,271)	660,011	45,500,698
Great-West Putnam Equity Income Fund Initial Class	6,606,361	74,539,653	14,443,845	10,392,122	3,387,301	1,688,712	92,026,607
Great-West Putnam High Yield Bond Fund Initial Class	3,104,873	28,090,292	5,253,905	6,964,375	547,558	1,354,829	26,515,616
Great-West Real Estate Index Fund Initial Class	4,431,754	—	57,001,909	5,491,391	(522,276)	1,796,169	44,273,223
Great-West Small Cap Growth Fund Initial Class	864,890	27,966,259	8,605,106	14,153,424	7,426,955	1,563,662	18,854,594
Great-West T. Rowe Price Equity Income Fund Initial Class	4,645,897	74,538,888	14,162,232	8,518,898	3,947,806	1,714,813	91,942,310
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	1,190,517	32,620,604	4,766,191	10,985,812	7,448,541	12,516	26,227,086
Great-West Templeton Global Bond Fund Initial Class	7,486,112	65,229,235	13,990,334	5,823,836	477,592	1,069,943	71,716,952
Great-West U.S. Government Mortgage Securities Fund Initial Class	4,696,754	65,209,474	14,764,011	22,504,211	(610,216)	1,316,142	55,421,704

					$50,330,892	$35,542,247	$1,110,808,270

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

Great-West Moderately Aggressive Profile II Fund
Affiliate	Shares Held/Account Balance 12/31/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2013
Great-West American Century Growth Fund Initial Class	1,300,717	$14,372,340	$4,703,893	$4,255,240	$946,087	$410,801	$16,245,951
Great-West Federated Bond Fund Initial Class	1,102,136	11,055,419	5,182,096	4,182,095	7,490	223,103	11,517,322
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	3,063,624	27,993,194	12,724,493	4,209,800	2,581,305	4,733,743	37,468,124
Great-West Invesco Small Cap Value Fund Initial Class	562,036	5,528,355	2,596,676	1,601,609	602,279	535,015	6,705,095
Great-West Life & Annuity Contract	28,820,458	19,899,136	11,236,008	2,681,047	—	366,361	28,820,458
Great-West Loomis Sayles Bond Fund Initial Class	925,002	—	13,188,848	454,361	(6,572)	337,025	12,691,033
Great-West Loomis Sayles Small Cap Value Fund Initial Class	243,637	5,528,175	1,867,026	1,200,935	740,243	36,778	6,717,080
Great-West MFS International Growth Fund Initial Class	1,518,360	14,020,064	5,475,780	1,822,382	465,678	180,724	19,207,251
Great-West MFS International Value Fund Initial Class	3,498,400	27,991,855	8,125,517	3,214,817	1,429,631	817,695	38,867,227
Great-West Multi-Manager Large Cap Growth Fund Initial Class	1,893,470	14,371,966	7,172,225	6,359,561	(1,047,237)	232,533	16,245,973
Great-West Putnam Equity Income Fund Initial Class	2,364,016	18,794,128	11,903,417	1,777,972	631,771	577,189	32,930,739
Great-West Putnam High Yield Bond Fund Initial Class	675,711	6,667,889	2,491,843	3,395,009	169,526	293,885	5,770,569
Great-West Real Estate Index Fund Initial Class	1,116,540	—	14,014,734	1,114,249	(113,587)	444,390	11,154,232
Great-West Small Cap Growth Fund Initial Class	309,610	6,634,073	3,222,960	2,690,443	1,193,460	553,615	6,749,495
Great-West T. Rowe Price Equity Income Fund Initial Class	1,661,384	18,794,070	11,878,248	1,332,746	765,411	585,532	32,878,798
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	425,983	7,385,459	2,341,044	1,588,098	620,099	4,364	9,384,395
Great-West Templeton Global Bond Fund Initial Class	1,627,972	11,056,286	5,603,295	820,614	8,954	210,426	15,595,970
Great-West U.S. Government Mortgage Securities Fund Initial Class	1,024,132	11,055,467	5,400,300	3,976,199	(111,078)	258,619	12,084,762

					$8,883,460	$10,801,798	$321,034,474

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

Great-West Aggressive Profile II Fund
Affiliate	Shares Held 12/31/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 12/31/2013
Great-West American Century Growth Fund Initial Class	3,734,971	$44,994,056	$8,806,882	$11,766,077	$2,505,491	$1,197,733	$46,649,788
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	8,821,100	97,028,358	26,761,415	17,077,981	11,479,817	13,760,852	107,882,046
Great-West Invesco Small Cap Value Fund Initial Class	1,612,546	21,173,673	5,574,791	6,427,114	4,209,444	1,558,631	19,237,677
Great-West Loomis Sayles Small Cap Value Fund Initial Class	698,605	21,173,673	3,506,681	4,970,243	4,913,312	107,592	19,260,549
Great-West MFS International Growth Fund Initial Class	4,371,301	47,640,765	9,716,724	4,927,518	3,329,743	524,673	55,296,953
Great-West MFS International Value Fund Initial Class	10,092,277	95,281,530	14,815,777	13,373,639	7,864,537	2,379,606	112,125,193
Great-West Multi-Manager Large Cap Growth Fund Initial Class	5,436,836	44,994,056	16,640,128	16,677,874	(1,459,544)	674,705	46,648,056
Great-West Putnam Equity Income Fund Initial Class	6,801,897	52,934,184	40,040,492	8,323,218	2,715,965	1,711,650	94,750,421
Great-West Real Estate Index Fund Initial Class	1,963,079	—	25,204,635	2,263,389	(290,230)	790,945	19,611,160
Great-West Small Cap Growth Fund Initial Class	886,657	26,467,092	7,806,712	10,113,760	8,301,271	1,600,015	19,329,125
Great-West T. Rowe Price Equity Income Fund Initial Class	4,783,843	52,934,183	39,839,841	4,752,849	5,183,694	1,738,204	94,672,252
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	1,223,787	24,720,264	4,122,909	3,976,437	3,808,156	12,733	26,960,033

					$52,561,656	$26,057,339	$662,423,253

3. PURCHASES & SALES OF INVESTMENTS

For the year ended December 31, 2013, the aggregate cost of purchases and proceeds from sales of investments were as follows:

	Purchases	Sales
Great-West Conservative Profile II Fund	$172,549,058	$138,847,600
Great-West Moderately Conservative Profile II Fund	59,951,697	30,904,259
Great-West Moderate Profile II Fund	367,871,626	273,085,372
Great-West Moderately Aggressive Profile II Fund	129,128,403	55,560,636
Great-West Aggressive Profile II Fund	202,836,986	157,211,756

4. UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investments for federal income tax purposes as of December 31, 2013 were as follows:

	Cost For Income Tax Purposes	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation/ (Depreciation)
Great-West Conservative Profile II Fund	$422,057,936	$7,211,152	$(26,546,087)	$ (19,334,935)
Great-West Moderately Conservative Profile II Fund	122,037,445	2,858,031	(5,428,405)	(2,570,374)
Great-West Moderate Profile II Fund	1,172,082,183	39,360,001	(100,633,914)	(61,273,913)
Great-West Moderately Aggressive Profile II Fund	313,244,113	18,556,123	(10,765,762)	7,790,361
Great-West Aggressive Profile II Fund	673,879,592	38,170,345	(49,626,684)	(11,456,339)

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

5. TAX INFORMATION (unaudited)

The Funds intend to pass through foreign tax credits and have derived gross income from sources within foreign countries amounting to the following:

	Foreign Tax Credits	Gross Income from Foreign Countries
Great-West Conservative Profile II Fund	$37,662	$641,127
Great-West Moderately Conservative Profile II Fund	18,159	309,121
Great-West Moderate Profile II Fund	233,190	3,969,856
Great-West Moderately Aggressive Profile II Fund	83,146	1,415,358
Great-West Aggressive Profile II Fund	239,709	4,080,743

Dividends paid by each Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2013, the following are the percentages that qualify for the dividend received deduction available to each Fund’s corporate shareholders.

Percent of Ordinary Income Distributions Qualifying for Dividends Received
Great-West Conservative Profile II Fund	10%
Great-West Moderately Conservative Profile II Fund	16%
Great-West Moderate Profile II Fund	20%
Great-West Moderately Aggressive Profile II Fund	22%
Great-West Aggressive Profile II Fund	26%

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Great-West Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Great-West Aggressive Profile II Fund, Great-West Moderately Aggressive Profile II Fund, Great-West Moderate Profile II Fund, Great-West Moderately Conservative Profile II Fund, and Great-West Conservative Profile II Fund (each a Fund, collectively the Funds), of Great-West Funds, Inc. as of December 31, 2013, and the related statements of operations, cash flows, changes in net assets, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with transfer agent and mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the respective financial positions of the Funds as of December 31, 2013, and the results of their operations, their cash flows, the changes in their net assets, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 and the schedules of investments, the Funds have investments in a contract issued by an affiliate, the value of which has been estimated by the Board of Directors in the absence of readily ascertainable market values. We have reviewed the procedures used by the Board of Directors in arriving at its estimate of value of such securities and have inspected underlying documentation, and, in the circumstances, we believe the procedures are reasonable and the documentation appropriate. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market existed for the investments, and the differences could be material.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 19, 2014

Fund Directors and Officers

Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.

Independent Directors*
Name, Address, and Year of Birth	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum; President, Ward Lake, Inc.; Manager, 6K Ranch, LLC	62	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	62	Director, Guaranty Bancorp
Sanford Zisman 8515 East Orchard Road, Greenwood Village, CO 80111 1939	Lead Independent Director	Since 1982	Attorney, Law Firm of Zisman, Ingraham & Mong, P.C.	62	N/A
Interested Directors**
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Mitchell T.G. Graye 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chairman, President & Chief Executive Officer	Since 2000 (as Director) Since 2008 (as Chairman) Since 2008 (as President and Chief Executive	President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, Great-West Life & Annuity Insurance Company of New York, and GWL&A Financial, Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life	62	N/A

		Officer)	Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company
Charles P. Nelson 8515 East Orchard Road, Greenwood Village, CO 80111 1961	Director	Since 2008	President, Retirement Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, Great-West Capital Management, LLC	62	N/A
Officers
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chief Legal Counsel & Chief Compliance Officer	Since 2004 (as Chief Compliance Officer) Since 2011 (as Chief Legal Counsel)	Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chief Compliance Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company; Secretary and Chief Compliance Officer, GWFS Equities, Inc.; Chief Compliance Officer, Advised Assets	N/A	N/A

Group, LLC; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, Great-West Capital Management, LLC; formerly, Secretary, Great-West Capital Management, LLC and Great-West Funds

John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Assistant Vice President, Counsel & Secretary	Since 2010	Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, Great-West Capital Management, LLC; formerly, Assistant Secretary, Great-West Capital Management, LLC and Great-West Funds	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Vice President and Treasurer, GWFS Equities, Inc. and Great-West Trust Company, LLC; Chief Financial Officer & Treasurer, Great-West Capital Management, LLC; formerly Investment Operations Compliance Officer, Great-West Capital Management,	N/A	N/A

LLC and Great-West Funds
David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Managing Director	Since 2012	Senior Vice President, Product Management, Great-West Life & Annuity Insurance Company; Manager, Vice President and Managing Director, Advised Assets Group, LLC; Managing Director, Great-West Capital Management, LLC	N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Chief Compliance Officer	Since 2011	Assistant Vice President and Associate Chief Compliance Officer, Great-West Life & Annuity Insurance Company; Associate Chief Compliance Officer & Secretary, Advised Assets Group, LLC; Assistant Chief Compliance Officer, Great-West Capital Management, LLC	N/A	N/A

*A Director who is not an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC, GWFS Equities, Inc. or their affiliates.

Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling

1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The death of The Honorable Paul G. Desmarais on October 8, 2013 resulted in a change in the ultimate control of Power Corporation of Canada, the ultimate parent company of Great-West Capital Management, LLC (“GWCM”), the Funds’ investment adviser. The voting securities of Power Corporation of Canada held directly or indirectly by Mr. Desmarais were transferred to The Desmarais Family Residuary Trust, which was created on October 8, 2013 under the Last Will and Testament of Mr. Desmarais (the “Trust”). As a result, the Trust has voting control of Power Corporation of Canada.

The transfer of voting control over Power Corporation of Canada resulted in a change of control of GWCM and, therefore, constituted an “assignment” of the investment advisory agreement between GWCM and Great-West Funds, Inc. (the “Company”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). An investment advisory agreement automatically terminates upon its “assignment” under the 1940 Act.

In order to avoid disruption of the investment management program of the Funds, the Board of Directors (the “Board”) of the Company, including the Directors who are not interested persons of the Funds (the “Independent Directors”), at meetings held on October 16, 2013 and December 5, 2013, respectively, approved (i) an interim investment advisory agreement (the “Interim Advisory Agreement”) between the Company and GWCM and (ii) a new investment advisory agreement (the “New Advisory Agreement”) between the Company and GWCM. The same portfolio management team continues to manage the Funds’ portfolios and the management fees, investment objectives, principal investment strategies and investment policies of the Funds remained the same.

The Interim Advisory Agreement became effective on October 8, 2013 and remains in effect for 150 days or until shareholders of the Funds approve the New Advisory Agreement. In considering the approval of the New Advisory Agreement, the Board took into account certain information and materials relating to GWCM that the Board had received and considered in connection with the annual evaluation of the prior investment advisory agreement (the “Prior Advisory Agreement”) between the Company and GWCM at the in-person meetings held on March 21, 2013 and April 18, 2013. The Board, including the Independent Directors, at a meeting held on April 18, 2013 (the “Annual Meeting”), approved the continuation of the Prior Advisory Agreement between the Company and GWCM. At its December 5, 2013 meeting, the Board determined that the factors considered in connection with the Annual Meeting were applicable to its review of the New Advisory Agreement.

ITEM 2.  CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	Registrant’s Code of Ethics is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $675,400 for fiscal year 2012 and $745,150 for fiscal year 2013.

(b)

Audit-Related Fees.    The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $98,700 for fiscal year 2012 and $100,000 for fiscal year 2013. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees.    The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2012 and $0 for fiscal year 2013.

(d)

All Other Fees.    There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services.  The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services.  The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)[1] provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.[2]

1 No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial;

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)[3] to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.[4] The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation.  The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)	(2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2012 equaled $1,447,600 and for fiscal year 2013 equaled $898,212.

(h)	The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.   PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.   CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

(c)

The registrant invests a portion of its assets in a guaranteed fixed interest contract issued by an affiliated insurance company. The registrant was improperly classifying the daily interest income on the guaranteed fixed interest contract as unrealized gain rather than interest income, which impacted classification of distributions. There was no NAV impact to shareholders; the registrant’s shareholders are in tax-deferred products and, therefore, are not impacted by the distribution classification in the filing of their personal tax returns. However, the registrant’s management, the registrant’s adviser and the registrant’s auditors determined the registrant’s and the adviser’s procedures for oversight of the financial reporting related to the guaranteed fixed interest contract constituted a significant deficiency in internal controls over financial reporting. Registrant and its management have enhanced the registrant’s and the adviser’s processes related to the financial reporting of the guaranteed fixed interest contract.

ITEM 12.  EXHIBITS.

(a) (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 27, 2014

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	February 27, 2014